SHARE-BASED COMPENSATION (Details Narrative) - Freight App Inc [Member] - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock compensation expense	$ 171,500	$ 160,638
Unrecognized share-based compensation expense	$ 418,077
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option will be granted	175,332
Stock compensation expense	$ 63,905
Unrecognized share-based compensation expense	$ 73,361
Stock Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option will be granted	3,500,000